Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
Schedule of balance sheet
	December 31
	2022	2021
a. Accrued liabilities and other:
Employees and institutions for employees	$944	$863
Provisions for vacation and others	446	473
Royalties and Other	53	93
	$1,443	$1,429

Schedule of disaggregated revenues text block
	Year ended December 31
	2022	2021	2020
Revenues from licensing agreement (see Note 2(q))	$-	$14,000	$3,600
Revenues from the sales of goods	299	1,595	2,108
Revenues from the rendering of services	-	46	429
Total revenues	$299	$15,641	$6,137

Schedule of revenues by geographical area
	Year ended December 31
	2022	2021	2020
United states and Canada	$174	$15,013	$5,768
Europe and Israel	125	628	369
Total revenues	$299	$15,641	$6,137

Schedule of revenue by major customers
	2022	2021		2020
Customer A	$9		$14,770		$822

Customer B	$101	$	*)	$	*)

Customer C	$158	$	*)	$	*)
Customer D	$-		$169		$4,929

*)	Less than 10%.

Schedule of changes in deferred revenues relating to goods
	2022	2021	2020
Balance at beginning of year	$(32)	$(207)	$(942)
Contract liability recognized during the period	-	(32)	(270)
Revenue recognized during the period	32	207	1,005

Balance at end of year	-	(32)	(207)
Contract liability presented in current liabilities	-	(32)	(207)
Contract liability presented in non-current liabilities	-	-	-

Schedule of Financial income (expenses) ,net
	Year ended December 31
	2022	2021	2020

Exchange rate differences	$(115)	$(38)	$(181)
Bank and other fees	(10)	(30)	(11)
Remeasurement of financial instruments	-	28	40
Other financing expenses	(24)	(7)	(23)
Interest on bank deposits	321	219	-
Financial income (expenses), net	$172	$172	$(175)